Quarterly Report
August 31, 2024
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 1.6%
CACI International, Inc., “A” (a)	8,728	$4,260,311
Leidos Holdings, Inc.	8,236	1,305,488
Textron, Inc.	76,273	6,956,098
		$12,521,897
Airlines – 1.0%
SkyWest, Inc. (a)	51,228	$3,972,219
United Airlines Holdings, Inc. (a)	97,346	4,287,118
		$8,259,337
Alcoholic Beverages – 0.3%
Molson Coors Beverage Co.	36,736	$1,982,642
Apparel Manufacturers – 2.4%
Deckers Outdoor Corp. (a)	2,481	$2,379,999
PVH Corp.	99,353	9,805,148
Skechers USA, Inc., “A” (a)	100,630	6,891,142
		$19,076,289
Automotive – 0.5%
Aptiv PLC (a)	20,679	$1,479,169
Visteon Corp. (a)	21,746	2,201,347
		$3,680,516
Biotechnology – 2.2%
Biogen, Inc. (a)	30,231	$6,190,100
Exelixis, Inc. (a)	190,475	4,958,064
Illumina, Inc. (a)	49,943	6,562,510
		$17,710,674
Broadcasting – 1.4%
Omnicom Group, Inc.	111,724	$11,220,441
Brokerage & Asset Managers – 0.7%
Raymond James Financial, Inc.	32,839	$3,926,559
TPG, Inc.	31,310	1,579,590
		$5,506,149
Business Services – 6.0%
Boise Cascade Corp.	15,411	$2,090,040
Constellium SE (a)	107,676	1,805,727
Dropbox, Inc. (a)	189,801	4,771,597
GoDaddy, Inc. (a)	39,072	6,541,043
Hims & Hers Health, Inc. (a)	127,685	1,880,800
Insperity, Inc.	65,142	6,122,697
TriNet Group, Inc.	89,328	9,185,598
UL Solutions, Inc.	54,311	2,962,122
Verisk Analytics, Inc., “A”	44,371	12,105,296
		$47,464,920
Chemicals – 2.7%
Avient Corp.	196,711	$9,664,411
Eastman Chemical Co.	81,982	8,392,497
PPG Industries, Inc.	28,142	3,650,862
		$21,707,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.4%
AppLovin Corp. (a)	95,311	$8,851,532
CrowdStrike Holdings, Inc. (a)	2,823	782,761
Datadog, Inc., “A” (a)	87,430	10,164,612
DocuSign, Inc. (a)	18,189	1,076,971
Elastic N.V. (a)	12,699	967,537
Nutanix, Inc. (a)	76,892	4,858,805
Teradata Corp. (a)	18,465	521,452
		$27,223,670
Computer Software - Systems – 1.6%
Box, Inc., “A” (a)	87,629	$2,856,706
Dell Technologies, Inc.	35,434	4,094,044
Zebra Technologies Corp., “A” (a)	15,571	5,377,912
		$12,328,662
Construction – 5.2%
AZEK Co., Inc. (a)	111,473	$4,752,094
Beacon Roofing Supply, Inc. (a)	3,835	347,451
Builders FirstSource, Inc. (a)	65,541	11,404,134
Essex Property Trust, Inc., REIT	18,062	5,450,931
GMS, Inc. (a)	51,839	4,499,107
M/I Homes, Inc. (a)	3,354	534,527
Masco Corp.	102,669	8,168,346
Mohawk Industries, Inc. (a)	16,673	2,586,649
Taylor Morrison Home Corp. (a)	29,218	1,967,248
Tri Pointe Homes, Inc. (a)	43,062	1,913,675
		$41,624,162
Consumer Products – 1.2%
Kenvue, Inc.	124,245	$2,727,178
Newell Brands, Inc.	926,176	6,566,588
Reynolds Consumer Products, Inc.	13,338	420,147
		$9,713,913
Consumer Services – 0.1%
Grand Canyon Education, Inc. (a)	3,137	$454,896
Electrical Equipment – 1.7%
AMETEK, Inc.	25,167	$4,304,815
Amphenol Corp., “A”	57,602	3,885,255
nVent Electric PLC	79,646	5,412,742
		$13,602,812
Electronics – 2.2%
Advanced Energy Industries, Inc.	3,425	$363,358
Amkor Technology, Inc.	158,104	5,201,622
Cirrus Logic, Inc. (a)	26,553	3,868,506
Corning, Inc.	46,960	1,965,276
Formfactor, Inc. (a)	8,171	398,500
Monolithic Power Systems, Inc.	6,265	5,855,770
		$17,653,032
Energy - Independent – 2.9%
Antero Resources Corp. (a)	107,371	$2,897,943
Phillips 66	67,831	9,517,368
Valero Energy Corp.	69,266	10,163,400
Warrior Met Coal, Inc.	11,439	701,325
		$23,280,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.6%
National Gas Fuel Co.	73,545	$4,395,049
Energy - Renewables – 0.2%
AES Corp.	107,362	$1,839,111
Entertainment – 1.6%
Spotify Technology S.A. (a)	37,333	$12,800,739
Food & Beverages – 2.5%
Coca-Cola Consolidated, Inc.	3,793	$5,091,723
General Mills, Inc.	71,184	5,145,892
Ingredion, Inc.	42,078	5,651,496
Primo Water Corp. (a)	186,080	4,112,368
		$20,001,479
Forest & Paper Products – 0.4%
Sylvamo Corp.	26,718	$2,113,127
UFP Industries, Inc.	9,585	1,166,207
		$3,279,334
Gaming & Lodging – 1.6%
Carnival Corp. (a)	63,049	$1,040,308
International Game Technology PLC	251,281	5,626,182
Ryman Hospitality Properties, Inc., REIT	41,579	4,322,553
Viking Holdings Ltd. (a)	55,872	1,874,506
		$12,863,549
Insurance – 9.4%
Ameriprise Financial, Inc.	35,206	$15,822,985
Assurant, Inc.	2,909	571,182
Brighthouse Financial, Inc. (a)	41,532	1,906,319
Corebridge Financial, Inc.	388,567	11,486,041
Equitable Holdings, Inc.	153,079	6,508,919
Everest Group Ltd.	28,460	11,163,150
Hartford Financial Services Group, Inc.	112,582	13,070,770
Jackson Financial, Inc.	67,593	6,081,342
Lincoln National Corp.	29,420	944,382
Reinsurance Group of America, Inc.	20,386	4,500,413
Voya Financial, Inc.	32,665	2,313,662
		$74,369,165
Internet – 1.2%
Gartner, Inc. (a)	20,136	$9,906,107
Leisure & Toys – 0.9%
Electronic Arts, Inc.	39,501	$5,997,042
Hasbro, Inc.	16,620	1,132,819
		$7,129,861
Machinery & Tools – 5.4%
AGCO Corp.	67,428	$6,138,645
CNH Industrial N.V.	999,826	10,338,201
Flowserve Corp.	88,637	4,421,213
Mueller Industries, Inc.	62,665	4,556,372
Timken Co.	67,426	5,699,520
Wabtec Corp.	69,619	11,805,294
		$42,959,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 7.3%
ICON PLC (a)	19,890	$6,405,773
IDEXX Laboratories, Inc. (a)	9,377	4,513,431
IQVIA Holdings, Inc. (a)	46,430	11,679,467
McKesson Corp.	19,743	11,077,403
Tempus AI, Inc. (a)(l)	13,564	805,430
Universal Health Services, Inc.	43,537	10,360,500
Veeva Systems, Inc. (a)	60,059	12,999,170
		$57,841,174
Medical Equipment – 0.6%
Align Technology, Inc. (a)	19,463	$4,617,013
Natural Gas - Distribution – 1.1%
UGI Corp.	335,476	$8,356,707
Network & Telecom – 0.8%
InterDigital, Inc. (l)	29,244	$4,052,049
Motorola Solutions, Inc.	5,827	2,575,767
		$6,627,816
Oil Services – 1.5%
NOV, Inc.	81,589	$1,449,837
TechnipFMC PLC	382,330	10,261,737
		$11,711,574
Other Banks & Diversified Financials – 6.9%
East West Bancorp, Inc.	57,349	$4,821,330
M&T Bank Corp.	71,748	12,348,548
Northern Trust Corp.	50,494	4,605,558
Popular, Inc.	106,883	10,955,508
SLM Corp.	417,520	9,210,491
Synchrony Financial	187,269	9,412,140
Texas Capital Bancshares, Inc. (a)	52,306	3,516,009
		$54,869,584
Pharmaceuticals – 1.4%
Incyte Corp. (a)	16,055	$1,054,171
Organon & Co.	448,602	10,026,255
		$11,080,426
Pollution Control – 0.1%
Republic Services, Inc.	4,491	$935,071
Printing & Publishing – 0.7%
Lamar Advertising Co., REIT	46,118	$5,800,722
Real Estate – 4.3%
Brixmor Property Group, Inc., REIT	73,319	$2,008,208
Broadstone Net Lease, Inc., REIT	113,714	2,080,966
Essential Properties Realty Trust, REIT	146,150	4,663,647
Jones Lang LaSalle, Inc. (a)	50,693	12,938,374
NNN REIT, Inc.	120,696	5,671,505
Tanger, Inc., REIT	220,191	6,702,614
		$34,065,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 1.7%
Cousins Properties, Inc., REIT	116,297	$3,315,628
Highwoods Properties, Inc., REIT	306,661	9,880,617
		$13,196,245
Real Estate - Storage – 0.6%
Innovative Industrial Properties, Inc., REIT	29,920	$3,718,458
National Storage Affiliates Trust, REIT	19,757	923,442
		$4,641,900
Restaurants – 2.4%
Aramark	44,121	$1,616,152
Performance Food Group Co. (a)	56,281	4,200,814
Texas Roadhouse, Inc.	16,643	2,808,506
Wingstop, Inc.	27,082	10,456,631
		$19,082,103
Specialty Chemicals – 2.0%
Ashland, Inc.	8,199	$733,811
Chemours Co.	117,911	2,292,190
RPM International, Inc.	89,305	10,381,706
Seaboard Corp.	714	2,220,804
Tronox Holdings PLC	28,681	399,526
		$16,028,037
Specialty Stores – 2.1%
Abercrombie & Fitch Co., “A” (a)	18,432	$2,720,010
Bath & Body Works, Inc.	28,275	869,739
Gap, Inc.	149,848	3,361,091
O'Reilly Automotive, Inc. (a)	8,948	10,110,971
		$17,061,811
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	329,447	$606,183
Utilities - Electric Power – 4.1%
DTE Energy Co.	23,075	$2,884,837
Edison International	103,483	9,006,125
NRG Energy, Inc.	85,112	7,235,371
PG&E Corp.	173,694	3,421,772
Vistra Corp.	115,542	9,870,753
		$32,418,858
Total Common Stocks		$783,495,995
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.35% (v)	9,776,328	$9,779,261
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j)	4,248,995	$4,248,995

Other Assets, Less Liabilities – (0.3)%		(2,620,810)
Net Assets – 100.0%		$794,903,441
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,779,261 and $787,744,990, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$783,495,995	$—	$—	$783,495,995
Mutual Funds	14,028,256	—	—	14,028,256
Total	$797,524,251	$—	$—	$797,524,251
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,781,307	$43,133,503	$42,137,185	$5	$1,631	$9,779,261
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$103,466	$—